UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21824)

Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Jill M. Stevenson
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant’s telephone number, including area code

Date of fiscal year end: 12/31

Date of reporting period: 03/31/14

Item 1. Schedule of Investments.

Schedule of INVESTMENTS March 31, 2014 (unaudited), all dollars are rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio
DESCRIPTION	PAR	VALUE>
Certificates of Deposit - 40.4%
Banco del Estado de Chile/NY Δ
0.215%, 05/15/2014	$48,500	$48,500
0.240%, 08/15/2014	50,000	50,000
Bank of Montreal/Chicago Δ
0.185%, 08/15/2014	25,000	25,000
0.256%, 09/15/2014	73,500	73,500
0.222%, 10/29/2014	50,000	50,000
Bank of Nova Scotia/Houston Δ
0.240%, 05/13/2014	7,000	7,000
0.260%, 08/22/2014	48,500	48,500
0.294%, 09/05/2014	49,000	49,000
0.240%, 02/25/2015	50,000	50,000
Bank of Tokyo-Mitsubishi/NY Δ
0.206%, 04/07/2014	54,000	54,000
0.216%, 07/07/2014	54,000	54,000
Canadian Imperial Bank of Commerce/NY Δ
0.280%, 05/16/2014	45,750	45,750
0.596%, 07/31/2014	3,420	3,424
0.270%, 08/14/2014	51,500	51,512
0.230%, 02/12/2015	50,000	50,000
Citibank
0.215%, 06/17/2014 Δ	50,000	50,000
Credit Suisse/NY
0.250%, 04/08/2014	25,000	25,000
0.190%, 05/28/2014	25,000	25,000
0.224%, 10/24/2014 Δ	48,500	48,500
Deutsche Bank/NY Δ
0.480%, 04/30/2014	53,500	53,500
0.320%, 08/22/2014	55,000	55,000
DnB Bank/NY Δ
0.156%, 06/06/2014	50,000	50,000
0.196%, 08/07/2014	50,000	50,000
National Australia Bank/NY Δ
0.166%, 07/07/2014	70,000	70,000
0.224%, 10/23/2014	50,000	50,000
Nordea Bank Finland/NY
0.160%, 04/07/2014	50,000	50,000
Rabobank Nederland/NY Δ
0.172%, 04/30/2014	50,000	50,000
0.270%, 07/10/2014	50,000	50,000
0.256%, 01/13/2015	53,500	53,500
Royal Bank of Canada/NY
0.333%, 04/02/2015 Δ	58,500	58,500
Skandinaviska Enskilda Banken/NY Δ
0.212%, 04/30/2014	50,000	50,000
0.206%, 08/04/2014	50,000	50,000
Svenska Handelsbanken/NY
0.160%, 05/21/2014	25,000	25,000
Swedbank/NY Δ
0.177%, 05/20/2014	48,500	48,500
0.216%, 08/18/2014	53,500	53,499
Toronto-Dominion Bank/NY Δ
0.205%, 06/17/2014	23,500	23,500
0.224%, 07/24/2014	30,000	30,000
Wells Fargo Bank Δ
0.180%, 05/27/2014	60,000	60,000
0.220%, 08/06/2014	48,500	48,500
0.250%, 02/04/2015	48,500	48,500
Total Certificates of Deposit
(Cost $1,836,685)		1,836,685

DESCRIPTION	PAR	VALUE>
Other Notes - 16.9%
Bank of America
0.200%, 04/08/2014	50,000	50,000
0.210%, 06/20/2014	50,000	50,000
Barclays Bank Δ ■
0.206%, 04/07/2014	97,500	97,500
0.306%, 04/07/2014	97,500	97,500
General Electric Capital Δ
0.924%, 04/07/2014	28,125	28,128
0.937%, 04/24/2014	17,800	17,808
0.866%, 06/02/2014	3,760	3,764
0.365%, 06/20/2014 *	18,420	18,422
0.622%, 01/09/2015	7,695	7,719
ING Bank
1.635%, 06/09/2014 Δ ■	51,550	51,684
MetLife Institutional Funding Δ ■
1.143%, 04/04/2014	71,123	71,128
0.613%, 01/06/2015	22,185	22,245
Metropolitan Life Global Funding
0.470%, 09/05/2014 Δ ■	38,000	38,000
Nederlandse Waterschapsbank
0.634%, 05/27/2014 Δ *	30,000	30,018
New York Life Global Funding
0.503%, 04/04/2014 Δ ■	15,565	15,565
Svenska Handelsbanken Δ
0.265%, 09/15/2014 ■	35,000	35,000
0.373%, 04/02/2015	54,250	54,246
Toyota Motor Credit
0.242%, 07/14/2014 Δ	24,000	24,000
Westpac Banking
0.406%, 04/01/2015 Δ ■	53,250	53,250
Total Other Notes
(Cost $765,977)		765,977

Asset Backed Commercial Paper ■ - 10.3%
Barton Capital
0.178%, 05/21/2014 Δ	25,000	25,000
Fairway Finance Δ
0.174%, 07/08/2014	24,000	24,000
0.174%, 09/10/2014	34,000	34,000
Gemini Securities
0.230%, 06/12/2014 ʘ	25,000	24,988
Gotham Funding
0.160%, 04/11/2014 ʘ	15,000	14,999
Kells Funding
0.186%, 04/07/2014	49,000	49,000
0.176%, 07/14/2014 Δ	48,500	48,500
0.204%, 10/09/2014 Δ	50,000	50,000
Manhattan Asset Funding Company ʘ
0.180%, 04/03/2014	32,500	32,500
0.180%, 05/01/2014	16,500	16,498
Nieuw Amsterdam Receivables Corp.
0.150%, 05/09/2014 ʘ	25,000	24,996
Old Line Funding Δ
0.184%, 05/06/2014	48,500	48,500
0.185%, 08/15/2014	50,000	50,000
Thunder Bay Funding
0.186%, 09/05/2014 Δ	25,000	25,000
Total Asset Backed Commercial Paper
(Cost $467,981)		467,981

DESCRIPTION	PAR	VALUE >
Financial Company Commercial Paper - 8.0%
ANZ New Zealand International
0.246%, 11/07/2014 Δ ■	50,000	50,000
ASB Finance
0.269%, 05/12/2014 ■	42,400	42,400
HSBC Bank
0.255%, 08/15/2014 Δ ■	53,500	53,500
Macquarie Bank Δ ■
0.356%, 05/14/2014	23,500	23,500
0.328%, 05/21/2014	30,000	30,000
0.317%, 08/20/2014	53,500	53,500
Nederlandse Waterschapsbank ■
0.204%, 07/01/2014 Δ	15,500	15,501
0.260%, 07/07/2014	20,000	20,000
0.235%, 12/05/2014 Δ	20,000	20,000
0.244%, 12/23/2014 Δ	30,000	30,000
Toyota Motor Credit
0.192%, 07/25/2014 Δ	25,000	25,000
Total Financial Company Commercial Paper
(Cost $363,401)		363,401

Government Agency Debt - 1.7%
Federal Home Loan Bank
0.150%, 04/25/2014 Δ
(Cost $75,000)	75,000	75,000

Variable Rate Demand Notes Δ - 1.6%
Illinois Educational Facilities Authority, National Louis University, Series 1999B (LOC:JPMorgan Chase Bank)
0.070%, 04/07/2014	9,950	9,950
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank)
0.060%, 04/07/2014	13,375	13,375
Minnesota State Housing Finance Agency, Series 2007E (SPA: Wells Fargo Bank)
0.150%, 04/07/2014	3,325	3,325
Mobile Solid Waste Authority, Chastang Project, Series 2003 (AMT) (LOC: Wells Fargo Bank)
0.070%, 04/07/2014	4,175	4,175
Northstar Student Loan Trust II, Series 2012A (LOC: Royal Bank of Canada)
0.100%, 04/07/2014	20,700	20,700
Pima County Industrial Development Authority, Delaware Military Academy, Series 2008 (LOC: PNC Bank)
0.200%, 04/07/2014	11,155	11,155
Warren County, WKU Student Life Foundation, Series 2008 (LOC: JPMorgan Chase Bank)
0.070%, 04/07/2014	12,000	12,000
Total Variable Rate Demand Notes
(Cost $74,680)		74,680

Government Agency Repurchase Agreements - 9.4%
BNP Paribas Securities Corp.
0.080%, dated 03/31/2014, matures 04/01/2014, repurchase price $150,000 (collateralized by various government agency obligations: Total market value $153,000)	150,000	150,000
Deutsche Bank Securities, Inc.
0.120%, dated 03/31/2014, matures 04/01/2014, repurchase price $75,000 (collateralized by various government agency obligations: Total market value $76,500)	75,000	75,000
ING Financial Markets, LLC
0.070%, dated 03/31/2014, matures 04/01/2014, repurchase price $100,000 (collateralized by various government agency obligations: Total market value $102,001)	100,000	100,000
SG Americas Securities, LLC
0.070%, dated 03/31/2014, matures 04/01/2014, repurchase price $100,000 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000
Total Government Agency Repurchase Agreements
(Cost $425,000)		425,000

DESCRIPTION	PAR	VALUE >
Other Repurchase Agreements - 8.0%
BNP Paribas Securities Corp.
0.190%, dated 03/31/2014, matures 05/05/2014, repurchase price $80,015 (collateralized by various investment grade securities: Total market value $84,000) ∞	80,000	80,000
HSBC Securities (USA), Inc.
0.140%, dated 03/31/2014, matures 04/01/2014, repurchase price $23,000 (collateralized by various investment grade securities: Total market value $24,153)	23,000	23,000
ING Financial Markets, LLC
0.140%, dated 03/31/2014, matures 04/01/2014, repurchase price $75,000 (collateralized by various investment grade securities: Total market value $78,750)	75,000	75,000
J.P. Morgan Securities, Inc.
0.280%, dated 03/31/2014, matures 05/05/2014, repurchase price $100,027 (collateralized by various investment grade securities: Total market value $105,001) ∞	100,000	100,000
SG Americas Securities, LLC
0.190%, dated 03/31/2014, matures 04/01/2014, repurchase price $85,000 (collateralized by various investment grade securities: Total market value $89,250)	85,000	85,000
Total Other Repurchase Agreements
(Cost $363,000)		363,000

Investment Companies Ω- 3.7%	SHARES
Dreyfus Institutional Cash Advantage Fund, Institutional Shares, 0.053%	82,520,376	82,520
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.065%	85,558,007	85,558
Total Investment Companies
(Cost $168,078)		168,078

Total Investments ▲ - 100.0%
(Cost $4,539,802)		4,539,802
Other Assets and Liabilities, Net - 0.0%		382
Total Net Assets - 100.0%		$4,540,184

>

Investment securities held (except for investments in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees.

If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the portfolio’s board of trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of trustees will be convened, and the board will determine what action, if any, to take. During the three-month period ended March 31, 2014, the difference between the aggregate market price and the aggregate amortized cost of all securities in the portfolio did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2014.

■

Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of March 31, 2014, the value of these investments was $1,288,254 or 28.4% of total net assets.

*

Security purchased in one or more non-U.S. countries, exempt from registration under Regulation S of the Securities Act of 1933, as amended. As of March 31, 2014, the value of these investments was $48,440 or 1.1% of total net assets.

ʘ	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

∞	Security considered illiquid. As of March 31. 2014, the value of these investments was $180,000 or 4.0% of total net assets.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2014.

▲

On March 31, 2014, the cost of investments for federal income tax purposes was approximately $4,539,802. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT - Alternative Minimum Tax. As of March 31, 2014, the total value of securities subject to AMT was $4,175 or 0.1% of total net assets.
LOC - Letter of Credit
SPA - Standby Purchase Agreement

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including a portfolio’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the portfolio’s board of trustees.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of March 31, 2014 the portfolio’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$1,836,685	$—	$1,836,685
Other Notes	—	765,977	—	765,977
Asset Backed Commercial Paper	—	467,981	—	467,981
Government Agency Repurchase Agreements	—	425,000	—	425,000
Financial Company Commercial Paper	—	363,401	—	363,401
Other Repurchase Agreements	—	363,000	—	363,000
Government Agency Debt	—	75,000	—	75,000
Variable Rate Demand Notes	—	74,680	—	74,680
Investment Companies	168,078	—	—	168,078
Total Investments	$168,078	$4,371,724	$—	$4,539,802

During the three-month period ended March 31, 2014, the portfolio recognized no transfers between valuation levels.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer/President and principal financial officer/Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	May 28, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	May 28, 2014